Other Information (Detail Textuals 2) € in Millions, ₪ in Millions, $ in Millions	Dec. 01, 2017 EUR (€)	Dec. 01, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Upmarket and spark networks israel Ltd
Disclosure of contingent liabilities [line items]
Provision for settlement cost			€ 0.3		₪ 1.1
Legal proceedings contingent liability | Attorneys from city of santa monica and offices of district attorney
Disclosure of contingent liabilities [line items]
Civil penalties, restitution to consumers, investigative costs and legal fees	€ 1.3	$ 1.6
Provision for settlement cost			€ 0.9	$ 1.1